Segment and corporate information	3 Months Ended
Mar. 31, 2025
Segment and corporate information
Segment and corporate information

13.    Segment and corporate information

The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the distribution of health care products and equipment, including R&D, manufacturing, supply chain and commercial operations, as well as supporting functions, such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing health care services for the treatment of CKD, ESRD and other extracorporeal therapies, including value and risk-based care programs. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd., which are used in the Company’s clinics to provide health care services to its patients.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to the segments. Similarly, the Company allocates costs related primarily to headquarters overhead charges, including accounting and finance as well as certain human resources, legal and IT costs, as the Company believes that these costs are attributable to the segments and used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. However, certain costs, which relate mainly to shareholder activities, management activities, global internal audit and the remeasurement of certain investments and vPPAs are not allocated to a segment but are accounted for as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments and are reported separately as Corporate (Corporate). Financing is a corporate function which is not controlled by the operating segments. Therefore, the Company does not include interest expense relating to financing as a segment measurement. In addition, the Company does not include income taxes as it believes taxes are outside the segments’ control.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company transfers products between segments at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the product transfers are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three months ended March 31, 2025 and 2024 is set forth below:

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended March 31, 2025
Revenue from health care services(1)	3,276,313	—	3,276,313	—	—	3,276,313
Revenue from health care products(1)	77,562	1,001,629	1,079,191	—	—	1,079,191
Revenue from contracts with customers(1)	3,353,875	1,001,629	4,355,504	—	—	4,355,504
Revenue from insurance contracts(1)	503,360	—	503,360	—	—	503,360
Revenue from lease contracts(1)	—	22,590	22,590	—	—	22,590
Revenue from external customers	3,857,235	1,024,219	4,881,454	—	—	4,881,454
Inter-segment revenue	—	342,713	342,713	(342,713)	—	—
Revenue	3,857,235	1,366,932	5,224,167	(342,713)	—	4,881,454
Costs of revenue	(3,113,173)	(922,255)	(4,035,428)	337,396	556	(3,697,476)
Research and development	—	(43,482)	(43,482)	—	—	(43,482)
Operating income (loss)	323,246	94,301	417,547	(5,317)	(80,840)	331,390
Interest						(80,737)
Income before income taxes						250,653
Depreciation and amortization	(261,847)	(114,546)	(376,393)	10,836	(17,040)	(382,597)
Impairment loss	(9,350)	(2,416)	(11,766)	—	—	(11,766)
Income (loss) from equity method investees	47,833	—	47,833	—	—	47,833
Total assets(1)	42,629,782	14,487,213	57,116,995	(35,342,476)	10,960,515	32,735,034
thereof investment in equity method investees(1)	666,752	—	666,752	—	—	666,752
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	209,843	112,285	322,128	(9,837)	5,417	317,708

Three months ended March 31, 2024
Revenue from health care services(1)	3,365,334	—	3,365,334	—	—	3,365,334
Revenue from health care products(1)	39,890	914,194	954,084	—	—	954,084
Revenue from contracts with customers(1)	3,405,224	914,194	4,319,418	—	—	4,319,418
Revenue from insurance contracts(1)	382,930	—	382,930	—	—	382,930
Revenue from lease contracts(1)	—	22,174	22,174	—	—	22,174
Revenue from external customers	3,788,154	936,368	4,724,522	—	—	4,724,522
Inter-segment revenue	—	360,690	360,690	(360,690)	—	—
Revenue	3,788,154	1,297,058	5,085,212	(360,690)	—	4,724,522
Costs of revenue	(3,021,528)	(888,042)	(3,909,570)	357,687	1,012	(3,550,871)
Research and development	(11)	(47,790)	(47,801)	—	—	(47,801)
Operating income (loss)	188,549	70,215	258,764	838	(13,589)	246,013
Interest						(88,187)
Income before income taxes						157,826
Depreciation and amortization	(264,654)	(115,365)	(380,019)	10,332	(18,048)	(387,735)
Impairment loss	(123,661)	(1,047)	(124,708)	—	—	(124,708)
Income (loss) from equity method investees	28,843	—	28,843	—	—	28,843
Total assets(1)	44,033,238	13,640,881	57,674,119	(34,533,212)	11,195,192	34,336,099
thereof investment in equity method investees(1)	615,755	—	615,755	—	—	615,755
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	188,950	85,846	274,796	(10,178)	20,420	285,038

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.